Financial information by segments (Schedule of Information on Products) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of products and services [line items]
Revenue	$ 34,171,201	$ 35,678,253	$ 28,700,450
Light structural [Member]
Disclosure of products and services [line items]
Revenue	1,396,632	1,654,720	1,557,567
Structural [Member]
Disclosure of products and services [line items]
Revenue	3,304,178	2,441,079	2,232,979
Bars [Member]
Disclosure of products and services [line items]
Revenue	2,220,264	1,575,291	1,065,731
Rebar [Member]
Disclosure of products and services [line items]
Revenue	12,370,490	12,363,530	8,931,862
Flat rebar [Member]
Disclosure of products and services [line items]
Revenue	1,833,576	2,271,347	1,552,578
Hot rolled bars [Member]
Disclosure of products and services [line items]
Revenue	8,226,613	9,549,286	8,594,130
Cold drawn bars [Member]
Disclosure of products and services [line items]
Revenue	3,102,544	3,779,385	3,370,150
Others [Member]
Disclosure of products and services [line items]
Revenue	$ 1,716,904	$ 2,043,615	$ 1,395,453